Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On January 22, 2015, the Partnership announced that the Board of Directors of its general partner declared a cash distribution to the Partnership’s unitholders for the fourth quarter of 2014 of $0.58 per common and subordinated unit, $0.8 million to the general partner related to its 2% general partner interest and $5.2 million to the general partner related to its incentive distribution rights. The cash distribution was paid on February 13, 2015 to unitholders of record at the close of business on February 3, 2015. As a result of this cash distribution, all of the Partnership's 17,339,718 subordinated units converted, for no additional consideration, into common units on a one-for-one basis on February 17, 2015 upon satisfaction of certain financial tests for termination of the subordination period set forth in the First Amended and Restated Agreement of Limited Partnership of the Partnership, dated July 2, 2012 (as amended, the Partnership Agreement). This change did not affect EQT's ownership percentage of the Partnership.

On January 22, 2015, the Partnership amended its credit facility to, among other things: exclude the MVP Joint Venture from the definitions of “Consolidated Debt”, “Consolidated EBITDA”, “Consolidated Subsidiary” and “Subsidiary”; permit MVP Joint Venture to incur non-recourse debt which may be secured by a pledge of the interests of MVP Joint Venture without affecting the calculation of the consolidated leverage ratio in the credit facility, and release the subsidiary guarantors under the credit facility from their guarantees of the obligations under the credit facility. In connection with the release of the subsidiary guarantors from their guarantees under the credit facility, the Senior Note Guarantors were released from their guarantees of the 4.00% Senior Notes.

In February 2015, the Partnership issued 21,063 common units related to the 2014 EQM VDA award. See Note 11 for discussion of equity-based compensation.

See Note 7 for discussion regarding the borrowings subsequent to December 31, 2014.

See Note 2 for discussion regarding the NWV Gathering Acquisition on March 17, 2015 and the MVP Interest Acquisition on March 30, 2015 and Note 1 for discussion of the related March 2015 equity offering.

On March 17, 2015, the Partnership amended the omnibus agreement, effective as of January 1, 2015, to provide for the reimbursement by the Partnership of direct and indirect costs and expenses attributable to EQT’s long-term incentive programs. See Note 4.